DRY DOCK (Tables)	12 Months Ended
Dec. 31, 2015
DRY DOCK [Abstract]
Capitalized Dry Dock
The capitalized amounts in dry dock at December 31, 2015 and 2014 were as follows:

	At December 31,
	2015	2014

Original book value	$27,760	$40,363
Accumulated amortization	(17,479)	(26,812)
Net book value	$10,281	$13,551